Segment Information (Schedule of Revenues by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 88,313	$ 85,405	$ 84,547
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,526	25,889	25,008
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,495	14,543	11,292
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,518	11,705	9,482
Asia-Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,336	6,072	10,739
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,739	6,519	6,998
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,204	4,010	2,370
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	606	976	1,654
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 8,889	$ 15,691	$ 17,004